ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO


SEMI-ANNUAL REPORT
DECEMBER 31, 1996
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            MUNICIPAL BONDS-68.3%
            VIRGINIA-65.7%
            ALEXANDRIA REDEV. &
            HOUSING AUTHORITY
            (Goodwin House)
            Series '96B VRDN*
$   2,325   10/01/06                               5.10%     $ 2,325,000
            AMELIA COUNTY IDA
            (Chambers Waste Systems, Inc)
            AMT VRDN*
    3,800   7/01/07                                4.35        3,800,000
            AMHERST IDA SOLID WASTE
            (Nekoosa Packaging) AMT VRDN*
    2,750   7/01/11                                4.40        2,750,000
            ARLINGTON COUNTY
            (Ballston Public Parking Facility)
            Series '84 VRDN*
    2,000   8/01/17                                3.10        2,000,000
            BOTETOURT COUNTY IDA
            (Emkay Holdings L.L.C. Project)
            Series '95 AMT VRDN*
    2,000   10/01/05                               4.20        2,000,000
            BOTETOURT COUNTY IDA
            (Virginia Forge Co. Project)
            Series '96 AMT VRDN*
    1,000   7/01/11                                4.35        1,000,000
            CAMPBELL COUNTY PCR
            (Georgia Pacific Power) AMT VRDN*
    3,000   12/01/19                               4.40        3,000,000
            CHARLES CITY IDA
            (Chambers Dev. of VA, Inc.)
            Series '96 AMT VRDN*
    1,500   4/01/16                                4.35        1,500,000
            FAIRFAX COUNTY IDA HOSPITAL REVENUE
            (Fairfax Hospital Systems)
            Series '88A VRDN*
      600   10/01/25                               4.15          600,000
            FAIRFAX COUNTY IDA
            HOSPITAL REVENUE
            (Fairfax Hospital Systems)
            Series '88D VRDN*
    1,200   10/01/25                               4.15        1,200,000
            FAIRFAX COUNTY IDA HOSPITAL REVENUE
            (INOVA Services) Series '89A VRDN*
      500   1/15/22                                4.15          500,000
            FLUVANNA COUNTY IDA
            (Edgecomb Metals Co.) VRDN*
    2,100   12/01/09                               4.00        2,100,000
            HAMPTON COUNTY REDEV.
            & HOUSING AUTHORITY MFHR
            (Avalon Pointe Project)
            Series '96 AMT VRDN*
    2,300   6/15/26                                4.20        2,300,000
            HAMPTON ROADS JAIL AUTHORITY
            Regional Jail Fac.
            Series '96B VRDN*
    1,500   7/01/16                                4.15        1,500,000
            KING GEORGE COUNTY IDR
            (Birchwood Power Project) AMT VRDN*
      600   11/01/25                               5.10          600,000
            KING GEORGE COUNTY IDR
            (Birchwood Power Project)
            Series '94A AMT VRDN*
      500   10/01/24                               5.20          500,000
            KING GEORGE COUNTY IDR
            (Birchwood Power Project)
            Series '94B AMT VRDN*
      800   12/01/24                               5.20          800,000
            KING GEORGE COUNTY IDR
            (Garnet of VA, Inc.)
            Series '96 AMT VRDN*
    1,250   9/01/21                                4.20        1,250,000
            LOUDOWN COUNTY IDA
            (Kinder-Care Learning Centers)
            Series A VRDN*
      394   6/01/02                                4.55          394,000
            NORFOLK GO BOND
            Pre-Refunded
      200   8/01/97                                3.50          208,068
            NORFOLK GO BOND
            Pre-Refunded
    1,900   6/01/97                                3.62        1,936,680
            RICHMOND HFA
            (Old Manchester Project)
            Series '95A VRDN*
    2,800   12/01/25                               4.25        2,800,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD         VALUE
------------------------------------------------------------------------

            RICHMOND REDEV. MFHR
            (Tobacco Row)
            Series '89B-8 AMT VRDN*
$   3,555   10/01/24                               4.40%    $  3,555,000
            SOUTHAMPTON IDA
            (Hadson Power II-
            Southampton Project)
            Series '90A AMT VRDN*
      400   4/01/15                                5.75          400,000
            VIRGINIA BEACH DEV. AUTHORITY
            (Kinder-Care Learning Centers)
            Series D VRDN*
      866   10/01/00                               4.55          866,000
            VIRGINIA GO EAGLE TRUST
            Series 954601 VRDN*
    2,000   6/01/21                                4.26        2,000,000
            VIRGINIA HDA
            (AHC Service Corp.- Lee Gardens)
            Series '87A VRDN*
    2,000   9/01/17                                4.15        2,000,000
            VIRGINIA HDA BOND
            Series I AMT
    1,075   5/01/97                                3.90        1,075,167
            VIRGINIA PUBLIC BUILDING
            AUTHORITY BOND
            Series '94A
    2,295   8/01/97                                3.60        2,321,350
            VIRGINIA PUBLIC SCHOOL AUTHORITY
            Pre-Refunded
    2,325   1/01/97                                3.25        2,371,500
            VIRGINIA PUBLIC SCHOOL AUTHORITY
            Series A Pre-Refunded
    1,500   1/01/97                                3.65        1,530,000
                                                            ------------
                                                              51,182,765

            NEW YORK-0.3%
            NEW YORK STATE MEDICAL
            CARE FACILITIES FINANCE AGENCY
            (Equipment Loan Program)
            Series '94A VRDN*
      200   11/01/03                               3.90          200,000
            PUERTO RICO-2.3%
            PUERTO RICO GO TRAN
            Series '97A
    1,800   7/30/97                                3.43        1,805,796

            Total Municipal Bonds
            (amortized cost $53,188,561)                      53,188,561

            COMMERCIAL PAPER-33.1%
            VIRGINIA-24.4%
            CHESTERFIELD COUNTY PCR
            (Virginia Electric & Power Co.)
            Series '87B
    2,485   2/28/97                                3.50        2,485,000
            CHESTERFIELD COUNTY PCR
            (Virginia Electric & Power Co.)
            Series '87B
    1,000   2/26/97                                3.55        1,000,000
            FAIRFAX COUNTY IDA
            HOSPITAL REVENUE
            (Nova Health Services)
            Series '93B
    1,500   2/11/97                                3.55        1,500,000
            LOUISA IDA
            (Virginia Electric & Power Co.)
            Series '84
    1,500   2/26/97                                3.60        1,500,000
            LOUISA IDA
            (Virginia Electric & Power Co.)
            Series '85
    2,000   3/03/97                                3.50        2,000,000
            NORFOLK IDA HOSPITAL REVENUE
            (Sentara Hospital) Series '90A
    1,000   3/11/97                                3.50        1,000,000
            NORFOLK IDA HOSPITAL REVENUE
            (Sentara Hospital)
            Series '90A
    2,000   4/10/97                                3.50        2,000,000
            PENINSULA PORT AUTHORITY
            (Dominion Term. Assoc.)
            Series '87A
    7,480   1/23/97                                3.45        7,480,000
                                                            ------------
                                                              18,965,000


2



ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD         VALUE
------------------------------------------------------------------------
            PUERTO RICO-8.7%
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
$   2,500   2/06/97                                3.55%     $ 2,500,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
            Series '96
    1,300   3/07/97                                3.50        1,300,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
            Series '96
    3,000   2/14/97                                3.65        3,000,000
                                                            ------------
                                                               6,800,000

            Total Commercial Paper
            (amortized cost $25,765,000)                     $25,765,000

            TOTAL INVESTMENTS-101.4%
            (amortized cost $78,953,561)                      78,953,561
            Other assets less liabilities-(1.4%)              (1,082,464)

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            77,879,122 shares outstanding)                   $77,871,097


# All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.

 Glossary of Terms:
 AMT   Alternative Minimum Tax
 GO    General Obligation
 HDA   Housing Development Authority
 HFA   Housing Finance Agency/Authority
 IDA   Industrial Development AuthorityVRDNVariable Rate Demand Note
 IDR   Industrial Development Revenue
 MFHR  Multi-Family Housing Revenue
 PCR   Pollution Control Revenue
 TRAN  Tax & Revenue Anticipation Note

 See notes to financial statements.


3



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $1,596,163

EXPENSES
  Advisory fee (Note B)                                 $ 227,896
  Distribution assistance and administrative
    service (Note C)                                      201,271
  Custodian fees                                           35,601
  Transfer agency (Note B)                                 18,647
  Printing                                                  9,647
  Audit and legal fees                                      9,499
  Registration fees                                         6,369
  Trustees' fees                                            1,534
  Amortization of organization expense                        857
  Miscellaneous                                             4,235
  Total expenses                                          515,556
  Less: expense reimbursement and fee waiver             (150,922)     364,634
  Net investment income                                              1,231,529

UNREALIZED LOSS ON INVESTMENTS
  Net change in unrealized appreciation of investments                    (745)

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $1,230,784


See notes to financial statements.


4



STATEMENTS OF CHANGES IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

                                                SIX MONTHS ENDED
                                                   DEC. 31, 1996    YEAR ENDED
                                                    (UNAUDITED)   JUNE 30, 1996
                                                  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $ 1,231,529    $ 2,432,185
  Net realized loss on investments                           -0-          (128)
  Net change in unrealized appreciation
    of investments                                         (745)           745
  Net increase in net assets from operations          1,230,784      2,432,802

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (1,231,529)    (2,432,185)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                  (11,685,000)    22,635,119
  Total increase (decrease)                         (11,685,745)    22,635,736

NET ASSETS
  Beginning of period                                89,556,842     66,921,106
  End of period                                     $77,871,097    $89,556,842


See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio (the "Portfolio") and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio, except the Florida Portfolio, pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through October, 1999.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1996, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for all expenses for the six months ended December 31, 1996 for expenses exceeding
 .80 of 1% of its average daily net assets. For the six months ended December 31, 1996, the reimbursement amounted to $105,343. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $8,954 for the six months ended December 31, 1996.


6



ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1996, the distribution fee amounted to $113,948 of which $45,579 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1996, such payments by the Portfolio amounted to $87,323 of which $45,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996 the Portfolio had a capital loss carryforward of $8,025, of which $7,897 expires in the year 2003 and $128 expires in the year 2004.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1996, capital paid-in aggregated $77,879,122. Transactions, all at $1.00 per share, were as follows:

                                              SIX MONTHS ENDED      YEAR ENDED
                                                DEC. 31, 1996        JUNE 30,
                                                 (UNAUDITED)           1996
                                               --------------     -------------
Shares sold                                       93,493,576       251,119,609
Shares issued on reinvestments of dividends        1,231,529         2,432,185
Shares redeemed                                 (106,410,105)     (230,916,675)
Net increase (decrease)                          (11,685,000)       22,635,119


7



NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.


                                       SIX MONTHS ENDED             OCTOBER 25,
                                          DECEMBER 31,  YEAR ENDED    1994(A)
                                               1996      JUNE 30,     THROUGH
                                           (UNAUDITED)     1996    JUNE 30,1995
                                           -----------  ---------  ------------
Net asset value, beginning of period        $ 1.00        $ 1.00     $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                         .014          .029       .023

LESS DISTRIBUTIONS
Dividends from net investment income         (.014)        (.029)     (.023)
Net asset value, end of period              $ 1.00        $ 1.00     $ 1.00

TOTAL RETURNS
Total investment return based on net
  asset value (b)                             2.72%(c)      2.97%      3.48%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)   $77,871       $89,557    $66,921
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                             .80%(c)       .78%       .44%(c)
  Expenses, before waivers and
    reimbursements                            1.13%(c)      1.15%      1.30%(c)
  Net investment income (d)                   2.70%(c)      2.91%      3.48%(c)


(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


8



ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER


CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


9



ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 2 1 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL
DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

AVASR
ALC21PR01